General and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	$ 142,765	$ 132,021	$ 161,783
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	83,549	66,976	90,105
Occupancy costs	1,740	1,589	1,770
Professional fees	18,250	12,899	16,007
Travel and entertainment	1,910	1,735	5,857
Office and related expenses	7,332	7,361	8,388
General sub-contracts	1,212	1,611	5,786
Bank fees & payment cost	1,691	1,945	3,238
Bad debt expense / reversal	1,711	5,582	6,579
Tax expenses	11,125	14,747	12,991
Depreciation and amortization	9,656	9,282	8,851
Other general and administrative expense	4,589	8,294	2,211
General and administrative expense	142,765	132,021	161,783
Expense from share options granted to eligible employees	34,548	24,708	41,717
Tax Provision Related To Withholding Taxes	7,064	9,426	7,307
Tax provision related to VAT	994	2,729	333
Insurance expense	$ 4,238	$ 3,139	$ 1,769